Annual Total Returns[BarChart] - ProShares UltraShort Health Care - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(15.10%)	(29.73%)	(33.06%)	(53.21%)	(41.36%)	(21.29%)	(2.76%)	(34.38%)	(15.81%)	(32.32%)